Share-Based Compensation - Outstanding Stock Options (Parenthetical) (Detail) (CNH EIP [Member], USD $)	Dec. 31, 2013
CNH EIP [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year-end market price of common shares	$ 11.35